Tax credit and other receivables/Other payables	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Tax credit and other receivables/Other payables

24. TAX CREDIT AND OTHER RECEIVABLES/OTHER PAYABLES

A. Tax credit and other receivables/Other payables

(In thousand Euros)	December 31, 2024	December 31, 2023
VAT receivable	2,740	3,800
Government grants receivable	1,872	3,200
Income tax credit receivable (short term)	1,073	1,258
Income tax credit receivable (long term)	6,047	6,056
Other tax receivable	181	171
Tax credit and other receivables	11,913	14,485

(In thousand Euros)	December 31, 2024	December 31, 2023
VAT payable	1,612	2,741
Current income tax liability	—	—
Social Security payable	307	1,372
Personal Income Tax payable	1,152	2,096
Deferred tax liabilities	3,412	9,347
Deferred tax liabilities and other payables	6,483	15,556

B. Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Loss before Tax / Profit	(158,515)	(112,774)	(67,726)
Tax income (at 25%)	39,629	28,150	16,932
Unrecognized deferred tax assets on tax losses and temporary differences	(39,629)	(28,150)	(16,932)
R&D tax credits	(1,064)	(685)	(5,468)
Other movements	(5,659)	(18)	542
Income tax credit	(6,723)	(703)	(4,926)

As Wallbox N.V. is a Spanish tax resident, is the corporate tax rate of Spain is being used, which is a nominal tax rate of 25%.

Deductible temporary differences for which no deferred tax assets have been recognized totaled Euros 28,926 thousand at December 31, 2024. At December 31, 2023 deductible temporary differences for which no deferred tax asset were recognized in the statement of financial position amounted to Euros 5,106 thousand.

The amount of Euros 28,926 thousand (Euros 5,106 thousand at 2023) was related to deductible temporary differences generated in 2024, primarily associated with the impairment recognized in 2024, share-based payment plan provision, obsolescence provision and part of the financial expenses, and also the temporary differences related to IFRS 16.

At December 31, details of unrecognized tax losses to be offset in the future are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	42,480
2024	80,676	-
Total	262,725	182,567

The tax losses detailed above correspond to the Spanish tax consolidated headed by Wallbox NV. There is no time limit to apply these tax losses. Additionally, the unrecognized tax losses of Wallbox USA Inc amount to Euros 69,228 thousand as of December 31, 2024 (Euros 54,533 thousand as of December 31, 2023). Regarding ABL GmbH, the unrecognized tax losses amount to Euros 16,494 as of December 31,

2024 (Euros 2,517 thousand as of December 31, 2023). The unrecognized tax losses of the rest of the subsidiaries amount to Euro 16,068 thousand (Euros 17,267 thousand as of December 31, 2023).

Tax losses may be offset indefinitely in the future. The existence of unused tax losses, as well as the lack of track record of generating tax profits, evidences that future taxable profit may not be available to the Group, at least for the near and medium term, as the Company is early stage. Having considered all evidence available and the current investment phase, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.